UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street

Omaha, NE 68137

 (Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   06/30/2012

Date of reporting period: 03/31/2012

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS
SCHEDULE OF INVESTMENTS - March 31, 2012 (Unaudited)

		Shares	Value
EXCHANGE-TRADED FUNDS - 79.37%

Debt Funds -7.48%
iShares Barclays Aggregate Bond Fund		11,950	$ 1,312,707
			1,312,707

Equity Funds - 71.89%
iShares MSCI Emerging Markets Index Fund		41,236	1,770,674
iShares Russell 1000 Growth Index Fund		23,839	1,575,281
iShares Russell 1000 Value Index Fund		5,519	386,716
iShares Russell 2000 Growth Index Fund ** (c)		60,874	5,806,162
iShares Russell 2000 Value Index Fund		23,331	1,702,463
Vanguard MSCI European ETF		4,428	204,087
Vanguard MSCI Pacific ETF		21,868	1,162,066
			12,607,449

TOTAL EXCHANGE-TRADED FUNDS (Cost $13,262,953)			13,920,156

SHORT-TERM INVESTMENTS - 41.64%
Fidelity Institutional Treasury Only Portfolio - 0.01% * (b)		7,302,808	7,302,808
TOTAL SHORT-TERM INVESTMENTS (Cost $7,302,808)			7,302,808

Total Investments (Cost $20,565,761) - 121.01%			$ 21,222,964

OPTIONS WRITTEN (Proceeds $19,368) - (0.06%)			$ (10,805)

Liabilities in Excess of Other Assets, Net - (20.95%)			(3,674,532)

Net Assets - 100%			$ 17,537,627

OPTIONS WRITTEN- (0.06%)	Expiration Date - Exercise Price	Contracts (a)	Value

Call Options Written - (0.06%)
iShares Russell 2000 Growth Index Fund	04/21/2012 - $96.00	17	$ 2,805
iShares Russell 2000 Growth Index Fund	04/21/2012 - $98.00	100	8,000
TOTAL OPTIONS WRITTEN (Proceeds $19,368)			$ 10,805

* Rate shown represents the rate at March 31, 2012, is subject to change and resets daily.
** A portion of this security is pledged as collateral for call options written.
(a) One contract is equivalent to 100 shares of the exchange traded fund.
(b) A portion of this security is segregated as collateral for securities on loan at March 31, 2012. Total collateral had a market value of $3,610,884 at March 31, 2012.
(c) Security, or a portion of the security is out on loan at March 31, 2012. Total loaned securities had a market value of $3,538,598 at March 31, 2012.

The accompanying notes are an integral part of this schedule of investments.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS
NOTES TO SCHEDULE OF INVESTMENTS March 31, 2012 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset values per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.All these prices are obtained from services, which collect and disseminate such market prices.Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(1)

INVESTMENT VALUATION(Continued)

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as ofMarch 31, 2012:

Assets Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange-Traded Funds(b)	$ 13,920,156	$ -	$ 13,920,156
Short-Term Investments	-	7,302,808	7,302,808
Total	$ 13,920,156	$ 7,302,808	$21,222,964

Liabilities Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Call Options	$ 10,805	$ -	$ 10,805
Total	$ 10,805	$ -	$ 10,805

 (a)As of and during thenine month period ended March 31, 2012, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)All exchange-traded funds held in the Fund are Level 1 securities. For a detailed break-out of exchange traded funds by major index classification, please refer to the Schedule of Investments.

During the nine month period ended March 31, 2012, there were no transfers between level 1 and level 2 investments.

During the nine month period ended March 31, 2012, no securities were valued in accordance with the Trust’s good faith picing procedures.

(2)

ACCOUNTING FOR OPTIONS

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as "straddles," "collars" or "spreads") or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset.  Each day the option contract is valued in accordance with the procedures for security valuation discussed above.  When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated.  When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid.  When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The effect of derivative instruments on the Statements of Assets and Liabilities for the period ended March 31, 2012 were as follows:

Derivatives not accounted for as hedging instruments under GAAP	Location of Derivatives on Statement of Assets and Liabilities	Value of Asset/Liability Derivatives

Call options written	Call options written, at value	$(10,805)
Totals		$(10,805)

The effect of derivative instruments on the Statements of Operations for the nine month period ended March 31, 2012 was as follows:

Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on derivatives recognized in income	Gain (loss) on derivatives recognized in income
Call options purchased	Net realized loss on investments	$ (58,600)
Call options written	Net realized loss on options written	(21,601)
Call options written	Netunrealized gain on options written	8,563
Total		$ (71,638)

(3)

OPTIONS WRITTEN

A summary of option contracts written by the Fund during the nine month period ended March 31, 2012 were as follows:

	Call Options
	Number of Options *	Option Premiums *
Options outstanding at beginning of period	-	$ -
Options written	417	85,567
Options covered	(300)	(66,199)
Options exercised	-	-
Options expired	-	-

Options outstanding at end of period	117	$ 19,368

Put Options
	Number of Options *	Option Premiums *
Options outstanding at beginning of period	-	$ -
Options written	310	32,239
Options covered	-	-
Options exercised	(310)	(32,239)
Options expired	-	-

Options outstanding at end of period	-	$ -

* One option contract is equivalent to one hundred shares of common stock.

(4)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments at March 31, 2012 for the Fund was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$20,741,373	$552,339	$ (81,553)	$ 470,786

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales for the Fund.

(5)

SECURITY LOANS

The Fund has entered into a securities lending agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc.The Fund receives compensation in the form of fees, or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

(6)

UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund ("ETF"), is subject to specific risks, depending on the nature of the underlying fund.  These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities.  Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Fidelity Institutional Treasury Only Portfolio (“Fidelity”). The Fund may redeem its investment from Fidelity at any time if the Manager determines that it is in the best interest of the Fund and its shareholders. The performance of the Fund may be directly affected by the performance of Fidelity. As of March 31, 2012, 41.64% of the Fund’s net assets were invested in Fidelity.

(7)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options.  The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option.  The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices.  Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss.  The buyer of a call option assumes the risk of losing its entire premium invested in the call option.

The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option.  The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option.  The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	May 30, 2012

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	May 30, 2012